Property and equipment - Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
General and administration expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 1,289	$ 687
Cost of sales.
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 1,864	$ 197